CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2014
Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2013	2014
Cash and savings accounts	$44,163	$38,529
Time deposits	14,638	21,102

Total cash and cash equivalents	58,801	59,631
Less: Cash restricted as collateral and performance bond	—	(8,991)

Cash and cash equivalents reported on the consolidated statements of cash flows	$58,801	$50,640

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2013	2014
Taiwan	$55,661	$49,829
China	—	6,055
Hong Kong	2,956	2,178
Singapore	—	1,418
Malaysia	133	—
Others	51	151

	$58,801	$59,631